The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 67.4%
	AGGREGATE BOND — 0.1%
443	Eaton Vance Short Duration Income ETF	$22,790
2,343	JPMorgan International Bond Opportunities ETF	114,104
		136,894
	BROAD MARKET — 2.1%
25,160	Vanguard U.S. Momentum Factor ETF	4,811,850
	CONVERTIBLE — 0.3%
6,997	iShares Convertible Bond ETF	689,205
	CORPORATE — 0.3%
2,159	iShares 10+ Year Investment Grade Corporate Bond ETF	108,922
2,821	iShares High Yield Systematic Bond ETF	133,574
5,458	Vanguard Intermediate-Term Corporate Bond ETF	457,107
1,585	Xtrackers High Beta High Yield Bond ETF	66,821
		766,424
	EMERGING MARKETS — 4.9%
46,267	Avantis Emerging Markets Equity ETF	3,563,484
80,614	iShares Emerging Markets Equity Factor ETF	4,663,520
84,552	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	3,127,038
		11,354,042
	ENERGY — 0.3%
17,996	Global X Uranium ETF	768,969
	GLOBAL — 9.4%
24,487	Affinity World Leaders Equity ETF	871,252
81,532	State Street SPDR Global Dow ETF	13,591,385
52,702	Vanguard Total World Stock ETF	7,434,144
		21,896,781
	GOVERNMENT — 0.1%
1,349	iShares 10-20 Year Treasury Bond ETF	137,153
1,186	iShares 7-10 Year Treasury Bond ETF	114,046
		251,199
	INTERNATIONAL — 7.4%
149,776	Invesco Dorsey Wright Developed Markets Momentum ETF	7,336,448
87,482	Invesco S&P International Developed Momentum ETF	4,861,375
21,776	iShares International Small-Cap Equity Factor ETF	903,268
110,268	iShares MSCI International Value Factor ETF	4,195,697
		17,296,788
	LARGE-CAP — 22.6%
123,483	Fidelity High Dividend ETF	7,000,251

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
25,449	Invesco S&P 100 Equal Weight ETF	$3,007,054
110,949	Schwab Fundamental U.S. Large Co. ETF	3,018,922
13,942	Vanguard Growth ETF	6,801,744
13,243	Vanguard Large-Cap ETF	4,168,897
16,894	Vanguard Mega Cap ETF	4,243,266
13,226	Vanguard Mega Cap Growth ETF	5,459,296
8,467	Vanguard S&P 500 ETF	5,309,910
67,685	WisdomTree U.S. LargeCap Fund	4,796,159
92,994	WisdomTree U.S. Value Fund	8,676,340
		52,481,839
	MID-CAP — 3.9%
138,328	Invesco Nasdaq Next Gen 100 ETF	5,097,387
43,406	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,963,254
		9,060,641
	OECD COUNTRIES — 1.1%
67,205	Fidelity Enhanced International ETF	2,458,359
	PRECIOUS METALS — 2.9%
55,201	abrdn Physical Silver Shares ETF*	3,733,796
38,221	iShares Gold Trust*	3,102,398
		6,836,194
	SMALL-CAP — 5.4%
60,032	iShares U.S. Small-Cap Equity Factor ETF	4,495,196
27,681	Janus Henderson Small Cap Growth Alpha ETF	2,036,328
25,551	Vanguard Russell 2000 Growth	6,029,780
		12,561,304
	TECHNOLOGY — 0.4%
1,170	Vanguard Information Technology ETF	881,923
	THEMATIC — 6.2%
57,323	First Trust U.S. Equity Opportunities ETF	9,377,470
19,809	Global X Artificial Intelligence & Technology ETF	1,007,486
43,276	Global X U.S. Electrification ETF	1,257,600
40,565	Global X U.S. Infrastructure Development ETF	1,938,601
15,709	iShares Bitcoin Trust ETF*	779,952
		14,361,109
	Total Exchange-Traded Funds
	(Cost $139,984,256)	156,613,521

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 31.1%
	AGGREGATE BOND — 0.6%
82,100	Vanguard Core Bond Fund, Admiral Shares	$1,491,766
	BLEND BROAD MARKET — 2.2%
166,879	DFA U.S. Vector Equity Portfolio - Class Institutional	5,134,862
	BLEND LARGE CAP — 1.8%
89,929	DFA U.S. Large Co. Portfolio - Class Institutional	4,082,779
	BLEND MID CAP — 3.9%
241,411	Vanguard Strategic Equity Fund - Class Investor	9,055,314
	BLEND SMALL CAP — 1.4%
79,186	Vanguard Strategic Small-Cap Equity Fund - Class Investor	3,355,125
	EMERGING MARKETS BOND — 0.2%
30,782	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	229,940
12,926	Vanguard Emerging Markets Bond Fund, Admiral Shares	322,122
		552,062
	FOREIGN AGGREGATE BOND — 0.2%
41,847	Dodge & Cox Global Bond Fund - Class I	470,778
	FOREIGN BLEND — 4.4%
109,879	DFA International Small Co. Portfolio - Class Institutional	2,810,706
185,039	Dimensional Global Equity Portfolio - Class Institutional	7,336,798
		10,147,504
	FOREIGN GROWTH — 1.6%
181,314	Vanguard International Explorer Fund - Class Investor	3,646,223
	FOREIGN VALUE — 3.6%
135,761	DFA International Small Cap Value Portfolio - Class Institutional	4,204,506
143,277	DFA International Value Portfolio - Class Institutional	4,096,277
		8,300,783
	GROWTH BROAD MARKET — 6.5%
214,949	New Perspective Fund - Class R-6	15,190,437
	GROWTH LARGE CAP — 2.9%
89,171	Nuveen Large Cap Growth Index Fund - Class R6	6,776,104
	HIGH YIELD BOND — 0.1%
23,102	American High-Income Trust - Class F-3	229,168

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.7%
105,028	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,883,942
	Total Mutual Funds
	(Cost $66,469,000)	72,316,847
	MONEY MARKET FUNDS — 1.3%
23,003	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	23,003
2,854,809	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	2,854,809
	Money Market Funds
	(Cost $2,877,812)	2,877,812
	TOTAL INVESTMENTS — 99.8%
	(Cost $209,331,068)	231,808,180
	Other Assets in Excess of Liabilities — 0.2%	517,680
	TOTAL NET ASSETS — 100.0%	$232,325,860

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.